Schedule I - Condensed Financial Information of Parent Company - Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Cash flows from operating activities:
Net income	$ 193,013	$ 215,704	$ 136,269
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	1,537	1,453	1,427
Share-based compensation expense	15,689	20,079	27,242
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(22,503)	(20,168)	2,846
Accrued expenses and other current liabilities	11,120	44,775	22,047
Amounts due from/to related parties	1,994	(1,097)	912
Net cash provided by operating activities	374,145	361,345	283,628
Cash flows from investing activities
Net cash used in investing activities	(173,417)	(344,377)	(237,888)
Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share options	11,332	21,849	4,652
Cash paid for shares repurchase	(59,420)	(21,487)	(28,511)
Cash paid for dividend		(54,476)	(46,990)
Net cash used in financing activities	(44,297)	(54,114)	(70,849)
Net change in cash and cash equivalents	159,705	(45,573)	(11,095)
Cash and cash equivalents at beginning of year	371,593	417,166	428,261
Cash and cash equivalents at end of year	531,298	371,593	417,166
Parent Company [Member]
Cash flows from operating activities:
Net income	193,013	215,704	136,269
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	(205,974)	(236,138)	(168,428)
Dividend received from subsidiaries		83,728
Share-based compensation expense	15,689	20,079	27,242
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(2,613)	(2,958)	(91)
Accrued expenses and other current liabilities	(2,728)	4,988	4,015
Amounts due from/to related parties	(762)	(849)	(4,950)
Net cash provided by operating activities	(3,375)	84,554	(5,943)
Cash flows from investing activities
Loan to related parties	(6,423)		(1,630)
Repayment from related parties		15,500
Net cash used in investing activities	(16,723)	(576)	(1,630)
Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share options	11,332	21,849	5,733
Loan from related party	75,060		43,000
Loan repayment to related party		(42,643)
Cash paid for shares repurchase	(59,420)	(21,487)	(28,511)
Cash paid for dividend		(54,476)	(46,990)
Net cash used in financing activities	26,972	(96,757)	(26,768)
Net change in cash and cash equivalents	6,874	(12,779)	(34,341)
Cash and cash equivalents at beginning of year	15,874	28,653	62,994
Cash and cash equivalents at end of year	22,748	15,874	$ 28,653
Parent Company [Member] | Alo7.com Ltd [Member]
Cash flows from investing activities
Long term investment	$ (10,300)	(2,576)
Parent Company [Member] | Tarena [Member]
Cash flows from investing activities
Long term investment		$ (13,500)